REVENUE - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 109,859	$ 103,387
Excise taxes	(30,696)	(16,592)
Net revenue	79,163	86,795
Adult-use recreational wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	98,510	73,938
Direct to patient medical revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	8,701	10,748
International (business to business)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	386	3,272
Wholesale to Licensed Producers and medical wholesale revenue (Canadian)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	2,060	15,184
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 202	$ 245